CONSOLIDATED BALANCE SHEETS - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Property, plant and equipment	€ 9,368	€ 9,717
Right-of-use assets	1,236	1,300
goodwill	45,254	44,519
Other intangible assets	17,021	16,572
Investments accounted for using the equity method	196	3,591
Other non-current assets	3,031	2,667
Deferred tax assets	4,830	5,434
Non-current assets	80,936	83,800
Inventories	8,895	7,994
Accounts receivable	7,203	7,937
Other current assets	2,727	3,253
Cash and cash equivalents	15,969	9,427
Current assets	34,794	28,611
Assets held for sale or exchange	89	325
TOTAL ASSETS	115,819	112,736
Equity and liabilities [abstract]
Equity attributable to equity holders of Sanofi	63,304	58,934
Equity attributable to non-controlling interests	182	174
Total equity	63,486	59,108
Long-term debt	20,404	20,131
Non-current lease liabilities	947	987
Non-current liabilities related to business combinations and to non-controlling interests	413	508
Non-current provisions and other non-current liabilities	9,785	9,321
Deferred tax liabilities	1,976	2,294
Non-current liabilities	33,525	33,241
Accounts payable	4,920	5,313
Current liabilities related to business combinations and to non-controlling interests	243	292
Current provisions and other current liabilities	10,061	9,961
Current lease liabilities	248	261
Short-term debt and current portion of long-term debt	3,329	4,554
Current liabilities	18,801	20,381
Liabilities related to assets held for sale or exchange	7	6
TOTAL EQUITY AND LIABILITIES	€ 115,819	€ 112,736